Term deposits and other financial assets - Other financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other financial assets – current	$ 46,782	$ 84,023
Current financial assets measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Other financial assets – current	$ 46,782	$ 84,023